Organization and Principal Activities - Summary of Subsidiaries of Company and Consolidated Variable Interest Entities (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 21, 2017
Digital Marketing Group Limited [Member]
Noncontrolling Interest [Line Items]
% of direct or indirect economic ownership	100.00%
Date of incorporation	2006-10
Place of incorporation/ establishment	Hong Kong
Principal activities	Dormant
Tetris Media Limited [Member]
Noncontrolling Interest [Line Items]
% of direct or indirect economic ownership	100.00%
Date of incorporation	2007-07
Place of incorporation/ establishment	Hong Kong
Principal activities	Internet marketing services and solutions
iClick Interactive Asia Limited [Member]
Noncontrolling Interest [Line Items]
% of direct or indirect economic ownership	100.00%
Date of incorporation	2008-12
Place of incorporation/ establishment	Hong Kong
Principal activities	Internet marketing services and solutions
Optimix Media Asia Limited [Member]
Noncontrolling Interest [Line Items]
% of direct or indirect economic ownership	100.00%
Date of incorporation	2009-03
Place of incorporation/ establishment	Hong Kong
Principal activities	Investment holding
China Search Asia Limited [Member]
Noncontrolling Interest [Line Items]
% of direct or indirect economic ownership	100.00%
Date of incorporation	2010-09
Place of incorporation/ establishment	Hong Kong
Principal activities	Internet marketing services and solutions
Diablo Holdings Corporation [Member]
Noncontrolling Interest [Line Items]
% of direct or indirect economic ownership	100.00%
Date of incorporation	2010-08
Place of incorporation/ establishment	British Virgin Islands ("BVI")
Principal activities	Investment holding
Harmattan Capital Holdings Corporation [Member]
Noncontrolling Interest [Line Items]
% of direct or indirect economic ownership	100.00%
Date of incorporation	2010-08
Place of incorporation/ establishment	BVI
Principal activities	Investment holding
iClick Interactive Singapore Pte Ltd [Member]
Noncontrolling Interest [Line Items]
% of direct or indirect economic ownership	100.00%
Date of incorporation	2011-01
Place of incorporation/ establishment	Singapore
Principal activities	Internet marketing services and solutions
iClick Interactive Beijing Advertisement Co Ltd [Member]
Noncontrolling Interest [Line Items]
% of direct or indirect economic ownership	100.00%
Date of incorporation	2011-01
Place of incorporation/ establishment	The PRC
Principal activities	Internet marketing services and solutions
Search Asia Technology Shenzhen Co Ltd [Member]
Noncontrolling Interest [Line Items]
% of direct or indirect economic ownership	100.00%
Date of incorporation	2011-01
Place of incorporation/ establishment	The PRC
Principal activities	Internet marketing services and solutions
iClick Interactive Taiwan Limited Taiwan Branch [Member]
Noncontrolling Interest [Line Items]
% of direct or indirect economic ownership	100.00%
Date of incorporation	2011-09
Place of incorporation/ establishment	Taiwan
Principal activities	Internet marketing services and solutions
Performance Media Group Limited [Member]
Noncontrolling Interest [Line Items]
% of direct or indirect economic ownership	100.00%
Date of incorporation	2013-01
Place of incorporation/ establishment	Hong Kong
Principal activities	Internet marketing services and solutions
Tetris Media Shanghai Co Ltd [Member]
Noncontrolling Interest [Line Items]
% of direct or indirect economic ownership	100.00%
Date of incorporation	2013-07
Place of incorporation/ establishment	The PRC
Principal activities	Internet marketing services and solutions
Buzzinate Company Limited [Member]
Noncontrolling Interest [Line Items]
% of direct or indirect economic ownership	100.00%
Date of incorporation	2009-03
Place of incorporation/ establishment	Hong Kong
Principal activities	Technology development
Buzzinate Shanghai Information Technology Co Ltd [Member]
Noncontrolling Interest [Line Items]
% of direct or indirect economic ownership	100.00%
Date of incorporation	2009-07
Place of incorporation/ establishment	The PRC
Principal activities	Technology development service
OptAim Limited [Member]
Noncontrolling Interest [Line Items]
% of direct or indirect economic ownership	100.00%
Date of incorporation	2014-07
Place of incorporation/ establishment	Cayman Islands
Principal activities	Investment holding
OptAim HK Limited [Member]
Noncontrolling Interest [Line Items]
% of direct or indirect economic ownership	100.00%
Date of incorporation	2014-07
Place of incorporation/ establishment	Hong Kong
Principal activities	Investment holding
OptAim Beijing Information Technology Co Ltd [Member]
Noncontrolling Interest [Line Items]
% of direct or indirect economic ownership	100.00%
Date of incorporation	2014-11
Place of incorporation/ establishment	The PRC
Principal activities	Internet marketing services and solutions
Anhui Zhiyunzhong Information Technology Co Ltd [Member]
Noncontrolling Interest [Line Items]
% of direct or indirect economic ownership	100.00%
Date of incorporation	2017-11
Place of incorporation/ establishment	The PRC
Principal activities	Internet marketing services and solutions
Beijing OptAim Network Technology Co Ltd [Member]
Noncontrolling Interest [Line Items]
% of direct or indirect economic ownership		100.00%
Date of incorporation		2012-09
Place of incorporation/ establishment		The PRC
Principal activities		Internet marketing services and solutions
Zhiyunzhong Shanghai Technology Co Ltd [Member]
Noncontrolling Interest [Line Items]
% of direct or indirect economic ownership		100.00%
Date of incorporation		2014-09
Place of incorporation/ establishment		The PRC
Principal activities		Internet marketing services and solutions
Arda Holdings Limited [Member]
Noncontrolling Interest [Line Items]
% of direct or indirect economic ownership		100.00%
Date of incorporation		2010-05
Place of incorporation/ establishment		BVI
Principal activities		To hold treasury shares